DERIVATIVES Part 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative Assets [Abstract]
Derivative Asset, Fair Value, Gross Asset	$ 34	$ 45
Derivative Liabilities [Abstract]
Derivative Liability, Fair Value, Gross Liability	23	17
Amount of gain/ (loss) recognized income [Abstract]
Derivative Instruments, Gain (Loss) Recognized in Income, Net	1	1
Interest Rate Swap [Member] | Fair Value Hedging [Member] | Net Interest Expense
Amount of gain/ (loss) recognized income [Abstract]
Derivative Instruments, Gain (Loss) Recognized in Income, Net	1	1
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Noncurrent Assets [Member]
Derivative Assets [Abstract]
Interest Rate, Fair Value Hedge, Asset at Fair Value	0	2
Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Other Noncurrent Assets [Member]
Derivative Assets [Abstract]
Derivative Assets, Cash Flow Hedge, Fair Value	1	0
Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivative Assets [Abstract]
Derivative Assets, Cash Flow Hedge, Fair Value	1	4
Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Payables And Other Current Liabilities [Member]
Derivative Liabilities [Abstract]
Derivative Liability, Cash Flow Hedge, Fair Value	8	2
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other Noncurrent Assets [Member]
Derivative Assets [Abstract]
Derivative Assets, Cash Flow Hedge, Fair Value	12	12
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivative Assets [Abstract]
Derivative Assets, Cash Flow Hedge, Fair Value	20	23
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other Noncurrent Liabilities [Member]
Derivative Liabilities [Abstract]
Derivative Liability, Cash Flow Hedge, Fair Value	7	9
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Payables And Other Current Liabilities [Member]
Derivative Liabilities [Abstract]
Derivative Liability, Cash Flow Hedge, Fair Value	7	6
Forward Starting Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivative Assets [Abstract]
Derivative Assets, Cash Flow Hedge, Fair Value	0	4
Forward Starting Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Payables And Other Current Liabilities [Member]
Derivative Liabilities [Abstract]
Derivative Liability, Cash Flow Hedge, Fair Value	$ 1	$ 0